UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               Form 13F Cover Page

           Report for theQuarter Ended:   MARCH 31, 2002
                                         -----------------

           Check here if amendment /  /; Amendment Number :
                                                               --------

           This Amendment (check only one):    /  /  is a restatement.
                                               /  /  adds new holdings entries.

           Institutional Investment Manager Filing this report:

           Name:                               Chapman Capital Management, Inc.
           Address:                            401 E. Pratt Street,
                                               28th Floor
                                               Baltimore, MD  21202

           Form 13F file number:  28- 4677
                                  --------


           The institutional investment manager filing this report and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person signing this report on behalf or reporting manager:

           Name:                               Nathan A. Chapman, Jr.
           Title:                              President
           Phone:                              410-625-9656

           Signature, place, and date of signing:

           /S/NATHAN A. CHAPMAN, JR.           BALTIMORE, MD         03/15/02
           -----------------------------       --------------------- ----------
           (Signature)                         (City, State)         (Date)

           Report type (check only one):

           / X / 13F HOLDING REPORT. (check here if all holdings of this reporting manager are reported in this report.

           / / 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

           / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

           List of other included managers reported by the Manager on this Form 13F:

           ---------------------------------------------------------------------
           Form 13F  File  Number              Name

           NONE

           FORM 13F SUMMARY PAGE


           Report Summary:
           Number of other included managers:                0
                                             -----------------
           Form 13F information table entry total:          39
                                                  ------------
           Form 13F information table value total:   $ 112,591
                                                 -------------
                                                  (thousands)
           List of other included Managers:
           Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed., other than the manager filing this report.

           No.                                 Form 13F  File Number Name
           ---------------------------------------------------------------------

           NONE

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
                                                      FORM 13F INFORMATION TABLE

                                        TITLE                                               SHARES/PRN  INVESTMENT  VOTING AUTHORITY
         NAME OF ISSUER               OF CLASS    CUSIP       VALUE        AMT    SH/PRN      DSCRETN      MGRS    SOLE  SHARE  NONE
------------------------------------------------------------------------------------------------------------------------------------
     1 Advent Software                   CS    007974108    7,483,740    126,500    SH         SOLE              126,500

     2 Autodesk Inc.                     CS    052769106    6,580,395    140,938    SH         SOLE              140,938

     3 Computer Associate Int'l          CS    204912109    2,977,040    136,000    SH         SOLE              136,000

     4 Doral Financial Corp.             CS    25811p100    4,535,720    133,600    SH         SOLE              133,600

     5 Dynacq Intl Inc Com Par $.001     CS    267919306      166,870     11,000    SH         SOLE               11,000

     6 Echapman Com Inc Com              CS    26830q103       45,747    304,982    SH         SOLE              304,982

     7 Electronics Boutq Hldg Com        CS    286045109    2,594,930     75,150    SH         SOLE               75,150

     8 Ethan Allen Interiors, Inc.       CS    297602104    6,101,018    160,300    SH         SOLE              160,300

     9 First Horizon Pharmace Com        CS    32051k106    2,157,740     96,500    SH         SOLE               96,500

    10 Gemstar-Tv Guide International    CS    36866W106    2,904,756    196,400    SH         SOLE              196,400

    11 Golden West Finl Del Com          CS    381317106    6,664,325    104,950    SH         SOLE              104,950

    12 I2 Technologies, Inc.             CS    465754109    1,214,400    240,000    SH         SOLE              240,000

    13 Icu Medical Inc.                  CS    44930g107    1,492,400     41,000    SH         SOLE               41,000

    14 Informatica Corp Com              CS    45666Q102      590,060     81,500    SH         SOLE               81,500

    15 International Bncshrs Com         CS    459044103      373,958      8,474    SH         SOLE                8,474

    16 Lattice Semiconductor Corp        CS    518415104    5,118,760    292,000    SH         SOLE              292,000

    17 Martha Stewart Living Cl A        CS    573083102    1,172,450     65,500    SH         SOLE               65,500

    18 Mastec Inc.                       CS    576323109    2,861,775    355,500    SH         SOLE              355,500

    19 Mbna Corp                         CS    55262L100      245,197      6,357    SH         SOLE                6,357

    20 Movado Group, Inc.                CS    624580106    1,481,625     67,500    SH         SOLE               67,500

    21 Netiq Corp Com                    CS    64115p102    2,104,665     96,500    SH         SOLE               96,500

    22 Numerical Technologies Com        CS    67053T101      330,995     24,500    SH         SOLE               24,500

    23 Nvidia Corp.                      CS    67066G104   10,491,140    236,500    SH         SOLE              236,500

    24 Option Care Inc Com               CS    683948103      284,798     17,250    SH         SOLE               17,250

    25 Oriental Financial Group, Inc     CS    68618w100    1,792,515     84,553    SH         SOLE               84,553

    26 Pediatrix Medical Group           CS    705324101    5,302,876    130,100    SH         SOLE              130,100

    27 Popular Inc.                      CS    733174106    5,119,344    175,200    SH         SOLE              175,200

    28 R&G Financial Corp Cl-B           CS    749136107    2,302,912    115,550    SH         SOLE              115,550

    29 Radio One Inc Cl A                CS    75040p108    2,186,880    100,500    SH         SOLE              100,500

    30 Radio One Inc. Cl D               CS    75040p405    2,204,200    107,000    SH         SOLE              107,000

    31 Renaissance Learning Com          CS    75968L105    4,087,500    125,000    SH         SOLE              125,000

    32 Schering Plough                   CS    806605101      219,170      7,002    SH         SOLE                7,002

    33 Solectron Corp                    CS    834182107    2,567,136    329,120    SH         SOLE              329,120

    34 Spanish Broadcasting Cl A         CS    846425882    1,558,250    115,000    SH         SOLE              115,000

    35 Sunrise Telecom Inc Com           CS    86769y105      152,675     49,250    SH         SOLE               49,250

    36 Texas Instrument                  CS    882508104      331,000     10,000    SH         SOLE               10,000

    37 Univision Communications Inc.     CS    914906102    6,879,600    163,800    SH         SOLE              163,800

    38 Webex Inc Com                     CS    94767l109      791,245     48,100    SH         SOLE               48,100

    39 Wet Seal Inc                      CS    961840105    7,121,346    204,108    SH         SOLE              204,108
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